PRUDENTIAL JENNISON GROWTH FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential mutual funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 46 of the Fund's Prospectus and in Rights of Accumulation on page 76 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PRUDENTIAL JENNISON GROWTH FUND - USD ($)	Class A	Class B	Class C	Class R	Class Z		Class R2	Class R4	Class Q
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none	none		none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00%	5.00%	1.00%	none	none		none	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none		none	none	none
Redemption fee	none	none	none	none	none		none	none	none
Exchange fee	none	none	none	none	none		none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	$ 15	none	none	[1]	none	none	none
[1]	Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PRUDENTIAL JENNISON GROWTH FUND		Class A	Class B	Class C	Class R	Class Z	Class R2		Class R4		Class Q
Management fees		0.57%	0.57%	0.57%	0.57%	0.57%	0.57%		0.57%		0.57%
Distribution or distribution and service (12b-1) fees		0.30%	1.00%	1.00%	0.75%	none	0.25%		none		none
Other expenses	[1]	0.17%	0.67%	0.14%	0.15%	0.11%	1.87%		1.87%		1.62%
Shareholder service fee		none	none	none	none	none	0.10%	[2]	0.10%	[2]	none
Remainder of other expenses	[1]	0.17%	0.67%	0.14%	0.15%	0.11%	1.77%		1.77%		1.62%
Total annual Fund operating expenses		1.04%	2.24%	1.71%	1.47%	0.68%	2.69%		2.44%		2.19%
Fee waiver and/or expense reimbursement		none	(0.29%)	none	(0.25%)	none	(1.59%)		(1.59%)		(1.59%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3],[4]	1.04%	1.95%	1.71%	1.22%	0.68%	1.10%		0.85%		0.60%
[1]	Other expenses are based on estimates.
[2]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through January 31, 2020, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.95% of average daily net assets for Class B shares and 0.60% of average daily net assets for Class Q shares. Separately, PGIM Investment has contractually agreed, through January 31, 2020 to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the Total Annual Fund Operating Expenses to exceed 1.10% of average daily net assets for Class R2 shares or 0.85% of average daily net assets for Class R4 shares. The contractual waiver and expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The waiver and expense limitation may not be terminated prior to January 31, 2020 without the prior approval of the Fund's Board of Directors.
[4]	The distributor of the Fund has contractually agreed until January 31, 2019 to reduce its distribution and service (12b-1) fees applicable to Class R shares to 0.50% of the average daily net assets of Class R shares. This waiver may not be terminated prior to January 31, 2019 without the prior approval of the Fund’s Board of Directors.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - PRUDENTIAL JENNISON GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	650	863	1,092	1,751
Class B	698	972	1,274	2,104
Class C	274	539	928	2,019
Class R	124	440	779	1,736
Class Z	69	218	379	847
Class R2	112	684	1,283	2,905
Class R4	87	608	1,156	2,655
Class Q	61	532	1,029	2,399

If Shares Are Not Redeemed
Expense Example, No Redemption - PRUDENTIAL JENNISON GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	650	863	1,092	1,751
Class B	198	672	1,174	2,104
Class C	174	539	928	2,019
Class R	124	440	779	1,736
Class Z	69	218	379	847
Class R2	112	684	1,283	2,905
Class R4	87	608	1,156	2,655
Class Q	61	532	1,029	2,399

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 54% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks investments whose price will increase over the long term. The subadviser normally invests at least 65% of the Fund’s total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The remainder of the Fund’s portfolio may be invested in securities with market capitalizations below $1 billion, foreign securities, cash, money market instruments, US government and agency securities, fixed income obligations and mortgage-related securities.

The subadviser considers selling or reducing a stock position when, in its opinion, the issuing company’s revenue, earnings, or other business fundamental metrics have been lower than expected, it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement.

To identify above-average growth prospects, the subadviser conducts research to determine company, industry and sector fundamentals and prospects over intermediate and longer terms, projecting how industries and businesses will change over time. The subadviser generally bases its belief on proprietary forecasts of each company’s potential earnings growth for periods greater than one year. To gain an in-depth understanding, the subadviser meets with company senior management, customers, suppliers, and competitors. The subadviser also builds fundamental outlooks and earnings models after scrutinizing financial statements.

In deciding which stocks to buy, the subadviser uses what is known as a growth investment style. This means that the subadviser invests in stocks it believes could experience superior sales or earnings growth, or high returns on equity and assets.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.

Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund's share classes and also compares the Fund's performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares)[1]
[1]	These annual total returns do not include deductions for sales charges or account fees. If the sales charges and/or account fees were included, the annual total returns would be lower than those shown. The return for Class A shares from January 1, 2017 to September 30, 2017 was 27.29%.

Best Quarter:		Worst Quarter:
19.14%	1st Quarter 2012	-21.21%	4th Quarter 2008

Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Average Annual Total Returns - PRUDENTIAL JENNISON GROWTH FUND		One Year	Five Years	Ten Years
Class B shares		(6.87%)	12.70%	6.87%
Class C shares		(3.14%)	12.83%	6.89%
Class R shares		(1.72%)	13.39%	7.41%
Class Z shares		(1.19%)	13.96%	7.95%
Class R2 shares	[1]
Class R4 shares	[1]
Class Q shares	[1]
Class A Shares		(6.92%)	12.34%	7.02%
Class A Shares | Return After Taxes on Distributions		(7.79%)	11.30%	6.52%
Class A Shares | Return After Taxes on Distributions and Sale of Fund Shares		(3.19%)	9.82%	5.66%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		7.08%	14.50%	8.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		11.94%	14.65%	6.94%
Lipper Large-Cap Growth Funds Average (reflects no deduction for sales charges or taxes)		1.79%	13.03%	7.10%
[1]	Average annual total returns are not shown for Class R2 shares, Class R4 shares or Class Q shares, because Class R2 shares, Class R4 shares and Class Q shares are new. Performance for Class R2 shares, Class R4 shares and Class Q shares will be included after each share class has been in existence for a full calendar year.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for other classes will vary due to differing sales charges and expenses.